Summary of Redeemable Noncontrolling Interest (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance as of January 1	$ 568,613	¥ 3,947,879	¥ 1,894,502	¥ 0
Other comprehensive income	46,869	325,408	142,071	0
Issuance of subsidiary shares	95,170	660,771	1,582,126	1,841,819
Accretion of redeemable noncontrolling interests	80,357	557,918	329,180	52,683
Balance as of December 31	$ 791,009	¥ 5,491,976	¥ 3,947,879	¥ 1,894,502